WBI BullBear Rising Income 3000 ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.8%
	Banks - 3.7%
2,086	JPMorgan Chase & Co.	$317,552

	Capital Goods - 19.3%
306	3M Company	58,960
5,082	A.O. Smith Corp.	343,594
836	Cummins, Inc.	216,616
1,566	Emerson Electric Company	141,284
4,060	Fastenal Company	204,137
737	Parker - Hannifin Corp.	232,472
2,009	Valmont Industries, Inc.	477,479

		1,674,542

	Consumer Durables & Apparel - 4.5%
7,477	PulteGroup, Inc.	392,094

	Consumer Services - 3.6%
6,175	Service Corp. International	315,234

	Diversified Financials - 5.6%
971	The Goldman Sachs Group, Inc.	317,517
984	T. Rowe Price Group, Inc.	168,854

		486,371

	Energy - 3.9%
1,685	Diamondback Energy, Inc.	123,831
3,841	Exxon Mobil Corp.	214,443

		338,274

	Food & Staples Retailing - 1.1%
2,575	The Kroger Company +	92,674

	Food, Beverage & Tobacco - 1.9%
735	Constellation Brands, Inc. +	167,580

	Insurance - 8.2%
2,396	First American Financial Corp.	135,734
3,520	Principal Financial Group, Inc.	211,059
3,867	Progressive Corp. +	369,724

		716,517

	Materials - 8.5%
5,803	Newmont Corp.	349,747
1,365	Reliance Steel & Aluminum Company	207,876
3,626	Steel Dynamics, Inc.	184,056

		741,679

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
3,140	AbbVie, Inc.	339,811
3,285	Gilead Sciences, Inc.	212,309

		552,120

	Semiconductors & Semiconductor Equipment - 9.5%
3,734	Applied Materials, Inc.	498,862
1,718	Texas Instruments, Inc.	324,685

		823,547

	Software & Services - 16.7%
4,875	Amdocs, LTD. - ADR(c)	341,981
2,481	Broadridge Financial Solutions, Inc.	379,841
1,238	Microsoft Corp.	291,883
2,683	Paychex, Inc. +	262,988
161	Shopify, Inc. - ADR*(c)	178,147

		1,454,840

	Technology Hardware & Equipment - 3.9%
2,043	CDW Corp.	338,627

	TOTAL COMMON STOCKS (Cost $8,164,470)	8,411,651

	REITS - 2.2%
	Real Estate - 2.2%
5,118	Iron Mountain, Inc.	189,417

	TOTAL REITS (Cost $140,591)	189,417

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 2.0%
175,997	U.S. Bank Money Market Deposit Account, 0.00% (d)	175,997

	TOTAL SHORT TERM INVESTMENTS (Cost $175,997)	175,997

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
733,190	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (a)(b)	733,190

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $733,190)	733,190

	TOTAL INVESTMENTS - 109.4% (Cost $9,214,248)	9,510,255
	Liabilities in Excess of Other Assets - (9.4)%	(816,567)

	NET ASSETS - 100.0%	$8,693,688

ADR American Depository Receipt

+	All or portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $706,595.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Guernsey: 3.93%, Canada: 2.05%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.